Marketable Securities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Marketable Securities [Abstract]
Schedule of Investment	Set out below is a reconciliation of the movement of the Company’s investment during the six months ended June 30, 2023 and the year ended December 31, 2022:
Balance, December 31, 2021	$—
Purchase of investment	801,160
Change in fair value	(516,281)
Movement in exchange rate	(21,188)
Balance, December 31, 2022	263,691
Change in fair value	464
Movement in exchange rate	5,845
Balance, June 30, 2023(*)	$270,000

(*)      Reflects closing price of CAD$0.025 on June 30, 2023.

Set out below is a reconciliation of the movement of the Company’s investment during the year ended December 31, 2022:
Balance, December 31, 2021	$—
Purchase of investment	801,160
Change in fair value	(516,281)
Movement in exchange rate	(21,188)
Balance, December 31, 2022(*)	$263,691

(*)      Reflects closing price of CAD$0.025 on December 31, 2022.